Benefit Plans (Weighted-Average Assumptions to Determine Benefit Obligations) (Details)	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.80%	4.05%
Rate of compensation increase	3.00%	3.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.09%	2.38%
Rate of compensation increase	2.34%	2.61%